Revenue, Deferred Revenue and Remaining Performance Obligations	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue, Deferred Revenue and Remaining Performance Obligations	Revenue, Deferred Revenue and Remaining Performance ObligationsThe following table summarizes revenue recognized from performance obligations delivered to customers which relate to (i) subscription services which is recognized ratably over the term of the contract and (ii) initial subscription revenue representing content available for download which is recognized at a point in time, as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Ratable portion of subscription revenue	$100,084	$148,977	$107,435	$151,084
Subscription revenue allocated to downloadable content	20,491	25,909	18,164	25,907
Total	$120,575	$174,886	$125,599	$176,991
The following table summarizes the revenue by region based on the shipping address of customers who have contracted to use the Company’s platform (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
North America	$108,835	$154,131	$111,596	$149,744
International	11,740	20,755	14,003	27,247
Total	$120,575	$174,886	$125,599	$176,991
Contract Balances
The Company records unbilled receivables when revenue recognized on a contract exceeds amounts invoiced. Unbilled receivables were not material for the years ended December 31, 2019 and 2020 or for the nine months ended September 30, 2021.
Contract liabilities consist of deferred revenue which represents contractual billings made in advance of performance under the contract. Changes in deferred revenue were as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Beginning balance	$83,676	$138,990	$138,990	$185,696
Plus: Additions to deferred revenue	175,636	221,671	156,221	231,869
Less: Recognition of revenue deferred in the prior year	(59,682)	(98,657)	(81,456)	(112,460)
Less: Recognition of revenue deferred in the current year	(60,640)	(76,308)	(44,143)	(64,531)
Ending balance	$138,990	$185,696	$169,612	$240,574
Remaining Performance Obligations
The transaction price allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and unbilled amounts that will be recognized as revenue in future periods. The transaction price allocated to the remaining performance obligation is influenced by several factors, including the timing of delivery of the Company’s products and average contract terms. Unbilled portions of the remaining performance obligation are subject to future economic risks including bankruptcies, regulatory changes and other market factors. The Company excludes from the remaining performance obligation amounts related to performance obligations that are billed and recognized as they are delivered. The majority of the Company’s noncurrent remaining performance obligation is expected to be recognized in the next 13 to 36 months.
Remaining performance obligations consisted of the following (in thousands):

	December 31, 2019	December 31, 2020	September 30, 2021
			(unaudited)
Current	$98,777	$136,382	$183,117
Noncurrent	64,058	87,395	111,699
Total	$162,835	$223,777	$294,816
Deferred Commissions
Changes in deferred commissions were as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Beginning balance	$19,080	$29,176	$29,176	$37,199
Plus: Additions to deferred commissions	22,375	22,161	15,427	23,112
Less: Recognition of deferred commissions	(12,279)	(14,238)	(10,402)	(13,806)
Plus: Foreign currency impacts on deferred commissions	—	100	(4)	(92)
Ending balance	$29,176	$37,199	$34,197	$46,413